TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes	$ 688	$ 831	$ 806
Deferred tax expense (income)	4,922	(9,475)	1,976
Income Tax Expense (Benefit)	5,610	(8,644)	2,782
Domestic	2,979	(6,576)	1,458
Foreign	2,631	(2,068)	1,324
Income Tax Expense (Benefit)	$ 5,610	$ (8,644)	$ 2,782